SCHEDULE OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
Finance lease liabilities	$ 2,397	$ 1,811
Operating lease liabilities	580	627
Total lease liabilities	$ 2,977	$ 2,438